SHARE-BASED AND OTHER COMPENSATION PROGRAMS PERFORMANCE UNITS (DETAILS) (USD $)	12 Months Ended			0 Months Ended				1 Months Ended	0 Months Ended		12 Months Ended					0 Months Ended	12 Months Ended				0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 22, 2010 Performance Unit Plan 2008 [Member] Parent [Member]	Apr. 01, 2010 Performance Unit Plan 2008 [Member] Parent [Member]	Apr. 14, 2011 Performance Unit Plan 2009 [Member] Parent [Member]	Mar. 20, 2011 Performance Unit Plan 2009 [Member] Parent [Member]	Mar. 31, 2011 Performance Unit Plan 2009 [Member] Parent [Member]	Apr. 12, 2012 Performance Unit Plan 2010 [Member] Parent [Member]	Mar. 19, 2010 Performance Unit Plan 2010 [Member] Parent [Member]	Dec. 31, 2012 Performance Unit Plan 2010 [Member] Parent [Member]	Dec. 31, 2011 Performance Unit Plan 2010 [Member] Parent [Member]	Dec. 31, 2010 Performance Unit Plan 2010 [Member] Parent [Member]	Mar. 19, 2010 Performance Unit Plan 2010 [Member] Parent [Member] Maximum [Member]	Mar. 19, 2010 Performance Unit Plan 2010 [Member] Parent [Member] Minimum [Member]	Mar. 18, 2011 Performance Unit Plan 2011 [Member] Parent [Member]	Dec. 31, 2012 Performance Unit Plan 2011 [Member] Parent [Member]	Dec. 31, 2011 Performance Unit Plan 2011 [Member] Parent [Member]	Mar. 31, 2011 Performance Unit Plan 2011 [Member] Parent [Member] Maximum [Member]	Mar. 31, 2011 Performance Unit Plan 2011 [Member] Parent [Member] Minimum [Member]	Mar. 16, 2012 Performance Unit Plan 2012 [Member] Parent [Member]	Mar. 16, 2012 Performance Unit Plan 2012 [Member] Parent [Member] Maximum [Member]	Mar. 16, 2012 Performance Unit Plan 2012 [Member] Parent [Member] Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Expense	$ 194,000,000	$ 416,000,000	$ 199,000,000								$ 620,000	$ 2,000,000	$ 8,000,000				$ 11,000,000	$ 2,000,000			$ 11,000,000
Expense recognized associated with grant of performance units	24,000,000	2,000,000	16,000,000
Range of performance units at stake percentage														130.00%	0.00%				130.00%	0.00%		130.00%	0.00%
Stock Options Granted Shares					620,507		830,650		539,406	1,600,000						1,800,000					2,300,000
Cash Settlement Of Vested Units				11,000,000	14,000,000	14,000,000		17,000,000	9,000,000
Fair Value of Awards Vested	58,000,000	24,000,000
Percentage Of Vested Units Settled For Cash				81.50%				80.00%	50.00%
Equity Settlement Of Vested Units With Ordinary Shares Number					114,757	163,866
Equity Settlement Of Vested Units With Ordinary Shares Value					3,000,000		3,000,000
Number Of ADRs Exchanged For Ordinary Shares					220,000
Payment For Purchase Of ADR					$ 7,000,000
Outstanding Performance Units At Risk To Achievement Of Performance Criteria	4,968,118